GOING CONCERN (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	May 13, 2022	May 18, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	May 19, 2022	Mar. 31, 2022	May 31, 2021	Mar. 31, 2021	Aug. 08, 2019	Mar. 08, 2017
GOING CONCERN
Accumulated Deficit			$ (63,229,547)		$ (57,471,492)	$ (49,601,220)
Approximate Accumulated deficit			(63,230,000)					$ (63,000,000)
Convertible debenture including penalties, damages and interest			1,100,000					1,100,000
Approximate Accumulated deficit			(63,230,000)					$ (63,000,000)
Working capital			$ 3,750,000
Underwritten public offering, price per unit			4.25					4.25
Operating activity balance			$ (2,721,000)
Convertible notes payable loan balance			3,048,781				$ 3,048,781	$ 3,048,781
Net offering proceeds from loan		$ 8,779,000	$ 5,729,000
Original Issue Discount Convertible Debenture			18.00%				18.00%	0.18%
Convertible notes payable annual interest rate			12.00%					0.12%
Principal balances of convertible notes due, March 31, 2022			$ 2,005,000					$ 2,005,000
Principal balances of convertible notes due, March 2023			1,100,000					1,100,000
Principal balances of convertible notes due, April 2023			155,000					155,000
Approximate Net cash used in operating activities			(775,000)
Principal balances of convertible notes due, May 2023			$ 750,000					$ 750,000
Common stock closing price per share			$ 9					$ 6
Price per unit sold, percentage	100.00%	1.00%
Convertible debenture		$ 3,048,781
Net proceeds from the sale of an underwritten public offering		8,779,000	$ 10,004,245	$ 0	$ 15,000,000
Principal balance		$ 3,048,781										$ 74,672
Common Stock, par value		$ 0.00001	$ 0.00001		$ 0.00001	$ 0.00001		$ 0.01
Underwritten public offering units issued	2,352,942
Additional common stock shares issued		352,941
Additional warrants issued		705,882
Representative's Warrants issued		$ 141,177
Warrants exercise price	$ 4.25								$ 9	$ 9	$ 3.118125
Warrants expiry term		five
Public Offerings Price		$ 4.25
Net Cash Used In Operating Activities			$ (2,721,376)	$ (1,628,316)	$ (3,688,302)	$ (2,191,533)